Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Operating Lease Liabilities [Abstract]
Maturity Analysis of The Undiscounted Cash Flows of The Company's Operating Lease Liabilities
A maturity analysis of the undiscounted cash flows of the Company’s operating lease liabilities as at December 31, 2019 and 2020 is presented in the following table:

	December 31, 2019	December 31, 2020
	(in thousands)
One year	$1,534	$1,572
Two years	1,534	1,300
Three years	1,267	1,144
Four years	1,111	1,144
Five years	1,111	1,144
Six years and thereafter	2,297	1,222

Total undiscounted operating lease commitments	$8,854	$7,526
Less: Discount adjustment	(1,347)	(1,018)

Total operating lease liabilities	$7,507	$6,508
Less: current portion	(1,178)	(1,276)

Operating lease liabilities, non-current portion	$6,329	$5,232